Discontinued operations (Details Narrative) - Barings LLC [Member] £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
Total consideration received	£ 19
Contingent payable	£ 6